Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended
	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000222704
Average Annual Return [Line Items]
Average Annual Return, Percent	8.51%	2.99%
Without Sales Load [Member] | C000222705
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	3.18%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.46%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.46%)
S&P Target Date 2015 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%	2.75%
S&P Target Date 2015 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%	2.75%